As filed with the Securities and Exchange Commission on February 17, 1998
                                                        -----------------
                                                     Registration Nos.  33-27491
                                                                        811-5782

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          Pre-Effective Amendment No.                    [_]


                       Post-Effective Amendment No. 21                   [X]

                                  and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                               Amendment No. 22                          [X]

                         ----------------------------

                            M.S.D. & T. Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)

                               Two Hopkins Plaza
                           Baltimore, Maryland  21201
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-551-2145

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496
                    (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box):

     [X] immediately upon filing pursuant to paragraph (b)

     [_] on (date) pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [_] on (date) pursuant to paragraph (a)(1)

     [_] 75 days after filing pursuant to paragraph (a)(2)

     [_] on (date) pursuant to paragraph (a)(2) of rule 485.

     If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered:  Class J shares of Common Stock.

          THIS POST-EFFECTIVE AMENDMENT NO. 21 RELATES SOLELY TO REGISTRANT'S DIVERSIFIED REAL ESTATE FUND AND IS BEING FILED IN SATISFACTION OF REGISTRANT'S UNDERTAKING TO FILE A 4 TO 6 MONTH UPDATE WITH RESPECT TO SUCH FUND. ACCORDINGLY, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR REGISTRANT'S OTHER INVESTMENT PORTFOLIOS ARE NOT INCLUDED IN THIS FILING.

                             M.S.D.& T. FUNDS, INC.

                          Diversified Real Estate Fund

                      Supplement dated February 17, 1998 to
                          Prospectus dated June 1, 1997


1. The following has been added immediately following the section entitled "Expense Summary":

                             FINANCIAL HIGHLIGHTS

           The following Financial Highlights, which have been derived from the Funds' financial statements, have not been audited. The Financial Highlights should be read along with the financial statements and related notes, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Fund is available in the Company's Semi-Annual Report to Shareholders for the period ended November 30, 1997. For a free copy of the Statement of Additional Information or the Semi-Annual Report to Shareholders, contact the Company at the address or telephone number on the first page of this Prospectus.

                         DIVERSIFIED REAL ESTATE FUND

           Financial Highlights for a share of the Diversified Real Estate Fund outstanding for the period indicated:

                                                             For the Period
                                                          August 1, 1997/1/ to
                                                            November 30, 1997
                                                               (Unaudited)
                                                          --------------------

Net Asset Value, Beginning of Period.....................        $10.00
                                                                 ------

Income From Investment Operations:
  Net Investment Income..................................          0.15
  Net Realized and Unrealized Gain (Loss)
    on Investments.......................................          0.49
                                                                 ------
  Total From Investment Operations.......................          0.64
                                                                 ------

Less Distributions:
  Dividends to Shareholders from Net Investment Income...         (0.06)
  Distributions to Shareholders from Net Capital Gains...          0.00

  Total Distributions....................................         (0.06)
                                                                  ------

Net Asset Value, End of Period...........................       $ 10.58
                                                                =======

Total Return.............................................          6.39%

Ratios/Supplemental Data:
  Net Assets, End of Period ($000).......................       $ 5,848
  Ratio of Expenses to Average Net Assets
     After Expenses Reimbursement and Waiver.............          1.00%/2/
     Before Expenses Reimbursement and Waiver............          3.57%/2/
  Ratio of Net Investment Income to Average
    Net Assets...........................................          4.44%/2/
Portfolio Turnover Rate..................................          0.00%
Average Commission Rate Paid/3/..........................       $0.0567


-------------------

1.   Commencement of operations.

2.   Annualized.

3.   Average commission rate paid on securities purchased and sold.

                            M.S.D. & T. FUNDS, INC.

                         Diversified Real Estate Fund

                             CROSS REFERENCE SHEET
                             ---------------------

                            Pursuant to Rule 485(a)
                       under the Securities Act of 1933


Form N-1A Item Number                         Location
---------------------                         --------

Part A                                        Prospectus Caption
------                                        ------------------

1.    Cover Page..........................    Cover Page

2.    Synopsis............................    Expense Summary

3.    Condensed Financial Information.....    Financial Highlights;
                                              Performance Reporting

4.    General Description of Registrant...    Cover Page; Investment
                                              Objective, Policies and Risks;
                                              Fundamental Limitations; Other
                                              Information Concerning the Company
                                              and Its Shares; Miscellaneous

5.    Management of the Fund..............    Management of the Company;
                                              Investing in the Fund; Shareholder
                                              Services

5A.   Management's Discussion of Fund
      Performance.........................    Not Applicable

6.    Capital Stock and
      Other Securities ...................    Investing in the Fund; Dividends
                                              and Distributions; Tax
                                              Information; Other Information
                                              Concerning the Company and Its
                                              Shares; Shareholder Services;
                                              Miscellaneous

7.    Purchase of Securities Being Offered    Investing in the Fund

8.    Redemption or Repurchase............    Investing in the Fund

9.    Pending Legal Proceedings...........    Not Applicable

                            M.S.D. & T. FUNDS, INC.



                         DIVERSIFIED REAL ESTATE FUND



                                  Prospectus



                                 June 1, 1997

                            M.S.D. & T. FUNDS, INC.

                                   PROSPECTUS
                                    for the
                          DIVERSIFIED REAL ESTATE FUND


June 1, 1997

     M.S.D.& T. Funds, Inc. (the "Company") is a no-load, open-end management investment company offering in this Prospectus shares of its Diversified Real Estate Fund (the "Fund"). The Fund's investment objective is to seek current income and capital growth. The Fund attempts to achieve this objective through investments primarily in securities of companies principally engaged in the real estate business.

Shares of the Fund are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risks, including possible loss of principal. In addition, the dividends paid by the Fund will go up and down. Mercantile-Safe Deposit and Trust Company serves as investment adviser and administrator to the Fund, is paid fees for its services, and is not affiliated with BISYS Fund Services, the Fund's distributor.

     This Prospectus describes concisely the information about the Fund that you should know before investing. Please read and keep it for future reference. More information about the Fund is contained in a Statement of Additional Information dated June 1, 1997 that has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information, which can be obtained free of charge upon request by writing to the Company at Two Hopkins Plaza, Baltimore, Maryland 21201 or by calling 1-800-551-2145, is incorporated by reference into (considered a part of) this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  TABLE OF CONTENTS
                  -----------------

                                                          Page
                                                          ----
EXPENSE SUMMARY..........................................   1

INVESTMENT OBJECTIVE, POLICIES AND RISKS.................   2

FUNDAMENTAL LIMITATIONS..................................   9

INVESTING IN THE FUND....................................  10

SHAREHOLDER SERVICES.....................................  16

DIVIDENDS AND DISTRIBUTIONS..............................  18

TAX INFORMATION..........................................  18

MANAGEMENT OF THE COMPANY................................  20

OTHER INFORMATION CONCERNING THE COMPANY AND ITS SHARES..  22

PERFORMANCE REPORTING....................................  22

MISCELLANEOUS............................................  24

---------------------------------------------------------------
                     If You Have Questions

  For current yield, purchase and redemption information, call
  1-800-551-2145.
---------------------------------------------------------------

                                EXPENSE SUMMARY


          Expenses are one of several factors to consider when investing in the Fund. Shareholder Transaction Expenses are charges an investor pays when buying or selling shares of the Fund. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, accounting, custody and other services.

          Below is information regarding the shareholder transaction expenses charged by the Fund and the operating expenses which the Fund expects to incur during the current fiscal year. An example based on this information is also provided.




Shareholder Transaction Expenses
---------------------------------------------
Sales Charge Imposed on Purchase.............. None
Sales Charge Imposed on Reinvested
    Dividends................................. None
Sales Charge Imposed on Redemptions........... None
Deferred Sales Charge......................... None
Redemption Fees............................... None
Exchange Fees................................. None


Annual Fund Operating Expenses
(as a percentage of average net assets)
---------------------------------------------
Management Fees (after fee waivers)..........   .43%
Other Expenses
     (includes administration, custody
     and transfer agency, and miscellaneous
     other charges)..........................   .57%
Total Fund Operating Expenses (after           ----
     fee waivers)............................
                                               1.00%
                                               ====

Example:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return (a hypothetical return required by SEC regulations for this calculation) and (2) redemption at the end of the following time periods:


1 Year.........................................  $10
3 Years........................................  $32


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR RATES OF RETURN. THE FUND IS NEW AND ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

          The purpose of this Expense Summary is to assist investors in understanding the various costs and expenses that investors in the Fund will bear directly or indirectly as shareholders. The Expense Summary reflects operating expenses which the Fund expects to incur during the current fiscal year. Absent fee waivers, Management Fees and Total Fund Operating Expenses, stated as a percentage of the Fund's average daily net assets, would be .80% and 1.37%, respectively.

          The investment adviser is under no obligation to waive fees or reimburse expenses, but has informed the Company that it presently intends to waive fees and/or reimburse expenses during the Fund's first twelve months of operations. Any fees that are charged by the investment adviser, its affiliates or other institutions directly to their customer accounts for services related to an investment in the Fund are in addition to, and are not reflected in, the fees and expenses described above.

          For more complete descriptions of the Fund's operating expenses, see "Management of the Company" in this Prospectus.


INVESTMENT OBJECTIVE, POLICIES AND RISKS

          The Fund's investment adviser (the "Adviser") uses a range of different investments and investment techniques in seeking to achieve the Fund's investment objective. These investments and investment techniques, which involve various risks, are described in the following sections. The Adviser will use its best efforts to achieve the Fund's investment objective, although its achievement cannot be assured. An investor should not consider an investment in the Fund to be a complete investment program.

General

          The Fund's investment objective is to seek current income and capital growth. The Fund attempts to achieve this objective through investments primarily in domestic equity securities of companies principally engaged in the real estate business. Under normal market and economic conditions, substantially all, but no less than 65%, of the Fund's total assets will be invested in such securities. Companies principally engaged in the real estate business include real estate investment trusts ("REITs"), real estate operating companies, real estate developers, mortgage lenders and servicers, construction companies and building material suppliers. A company is "principally engaged" in the real estate business if, at the time of investment, the company derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that such company has at least 50% of its assets in such real estate.

          It is expected that the Fund will invest a majority of its assets in shares of REITs during normal market and economic conditions. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. For additional tax information, see "Tax Information" below.

          REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in various types of real property such as shopping malls, office buildings and residential apartments, and derive their income primarily from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The Fund expects that a substantial portion of its investments in REITs will be in equity and hybrid REITs.

          Although the Fund expects to invest primarily in equity securities of companies principally engaged in the real estate business, it may also invest in preferred stocks, investment grade debt obligations (i.e., obligations rated in one of the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") or deemed by the Adviser to be of comparable quality), convertible securities (including investment grade bonds and preferred stocks) and warrants.

          During temporary defensive periods, the Fund may invest without limit in money market instruments, high quality corporate debt securities and debt securities issued by the U.S. Government, its agencies or instrumentalities, without regard to whether the issuer is principally engaged in the real estate business.

Risk Factors

          . Market Risk. The Fund invests primarily in equity securities. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risk. That is, the possibility exists that common stocks will decline over short or even extended periods of time and equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. Therefore, the Fund's net asset value may fluctuate with movements in the equity markets. See "Investing in the Fund -- How to Buy Fund Shares" below for an explanation of net asset value.

          . Interest Rate Risk. To the extent that the Fund invests in fixed income securities, its holdings of such securities are sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and other debt securities fluctuate inversely to interest rate changes.

          . Real Estate Industry Risk. Although the Fund will not invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT's performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws.

          Changes in interest rates could affect the performance of REITs. In general, during periods of high interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improvements, which could hinder a REIT's performance.

          While equity REITs are affected by changes in the value of the underlying properties they own, mortgage REITs are affected by changes in the value of the properties to which they have extended credit. REITs may not be diversified and are subject to the risks involved with financing projects. REITs may also be subject to substantial cash flow dependency and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "Investment Company Act").

          Such factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

          Under certain circumstances the Fund could own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Tax Information" below.

          . Risks Associated with Derivative Instruments. The Fund may purchase certain "derivative" instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest rates or indices, and include, but are not limited to, structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, "stripped" securities and various floating rate instruments).

          Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

          The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective. It is possible, however, that the Adviser's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

Other Investment Policies and Related Risks

          . U.S. Government Obligations and Money Market Instruments. The Fund may invest in securities issued or guaranteed by the U.S. Government, as well as in obligations issued or guaranteed by U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer's right to borrow from the Treasury; others, such as the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the entity's obligations; still others, such as the Student Loan Marketing Association, are backed solely by the issuer's credit. There is no assurance that the U.S. Government would provide support to a U.S. Government-sponsored entity were it not required to do so by law.

          The Fund may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase. The Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the Fund's total assets at the time of purchase. Taxable commercial paper purchased by the Fund will be rated at the time of purchase within the highest rating category assigned by an unaffiliated national statistical rating organization ("Rating Agency"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments.

          . Variable and Floating Rate Instruments. The Fund may purchase variable and floating rate instruments. Because of the absence of a market in which to resell a variable or floating rate instrument, the Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

          . Mortgage-Related Securities. The Fund may invest in investment grade mortgage-backed securities issued or guaranteed by U.S. Government agencies and private issuers for defensive purposes. They may include collateralized mortgage obligations

("CMOs") and U.S. Government stripped mortgage-backed securities ("SMBS").

          CMOs are a type of bond issued by non-governmental entities which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

          SMBS represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by a U.S. Government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificate.

          The yield characteristics of mortgage-related securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., mortgage loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of rising interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding mortgage-related securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these securities under certain market conditions. In addition, SMBS may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

          . Repurchase Agreements and Reverse Repurchase Agreements. The Fund may buy portfolio securities subject to the seller's agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will fail to repurchase the securities as agreed. In that event, the Fund would bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act.

          The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act.

          . When-Issued Purchases and Forward Commitments. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or to sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. When-issued and forward commitment transactions are not expected to exceed 25% of the value of the Fund's total assets under normal circumstances. Because the Fund is required to set aside cash or liquid high grade debt obligations to satisfy these purchase commitments, the Fund's liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Fund does not intend to engage in when-issued and forward commitment transactions for speculative purposes.

          . Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. Although securities loans will be fully collateralized, such loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. However, securities loans will be made only to parties the Adviser deems to be of good standing and will only be made if the Adviser believes the income to be earned from the loans justifies the risks.

          . Other Investment Companies. The Fund may invest in securities issued by other investment companies which invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and which seek to maintain a $1.00 net asset value per share, i.e., "money market" funds. Such investments will be made by the Fund in connection with the management of its daily cash position and will be subject to the requirements of applicable securities laws. When the Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as one of its shareholders. These expenses are in addition to the Fund's own expenses.

          . Managing Liquidity. Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons, the Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Illiquid securities include repurchase agreements and time deposits that do not permit the Fund to terminate them after seven days' notice, restricted securities and other securities for which market quotations are not readily available. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Adviser has determined pursuant to guidelines adopted by the Company's Board of Directors that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A) are not subject to this limitation. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers were no longer interested in purchasing these restricted securities.

          . Portfolio Turnover. The Fund may sell a portfolio security soon after it is purchased if the Adviser believes that a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, tax consequences (including the possible realization of additional taxable capital gains and income) and other transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 75%.


FUNDAMENTAL LIMITATIONS

          The Fund's investment objective discussed above is "fundamental," which means that it may not be changed without the approval of a majority of the Fund's outstanding shares. The Fund's investment policies discussed above are not fundamental and may be changed by the Company's Board of Directors without shareholder approval. However, the Fund also has in place certain "fundamental" limitations that also cannot be changed without the approval of a majority of the Fund's outstanding shares. Some of these fundamental limitations are summarized below, and all of the Fund's fundamental limitations are set out in full in the Statement of Additional Information.

          1. The Fund may not purchase securities (with certain exceptions, including U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the total assets of the Fund can be invested without regard to this 5% limitation.

          2. The Fund may not invest 25% or more of its total assets in one or more issuers conducting their principal business activities in any one industry, provided that the Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business.

          3. The Fund may not borrow money except for temporary purposes in amounts up to 10% of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any further investments.

          If a percentage limitation is met at the time an investment is made, a subsequent change in that percentage resulting from a change in value of the Fund's portfolio securities does not mean that the limitation has been violated.


INVESTING IN THE FUND

Getting Your Investment Started

          Investing in the Fund is quick and convenient. Shares of the Fund may be purchased either through the account you maintain with certain financial institutions or directly through the Company. Fund shares are distributed by BISYS Fund Services (called the "Distributor"). The Distributor's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

          Customers of Mercantile-Safe Deposit and Trust Company and its affiliated and correspondent banks and customers of affiliates of State Street Bank and Trust Company (referred to as the "Banks") may purchase Fund shares through their qualified accounts at such Banks and should contact the Banks directly for appropriate purchase instructions. Should you wish to establish an account directly through the Company, please refer to the purchase options described under "Opening and Adding to Your Fund Account."

          Payments for Fund shares must be in U.S. dollars and should be drawn on a U.S. bank. Please remember that the Company reserves the right to reject any purchase order, including purchase orders accompanied by foreign or third party checks or drafts.

How To Buy Fund Shares

          . Minimum Investments. The Company generally requires a $50,000 minimum initial investment. Subsequent investments must be a minimum of $100. The minimum investment requirements do not apply to purchases by Banks acting on behalf of their customers and the Banks do not impose a minimum initial or subsequent investment requirement for shares purchased on behalf of their customers. The Company reserves the right to waive these minimums in other instances.

          . Opening and Adding to Your Fund Account. Direct investments in the Fund may be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Any questions you have may be answered by calling 1-800-551-2145. As described above under "Getting Your Investment Started", you may also purchase Fund shares through the Banks.

           To Open an Account                     To Add to an Account
           ------------------                     --------------------
By Mail    .  Complete a Purchase Application     .  Make your check  payable
              and mail it along with a check         to the Fund and mail it
              payable to the Fund to:                to the address at left.
              M.S.D. & T. Funds, Inc.,
              P.O. Box 8515,                      .  Please include your
              Boston, MA  02266-8515.                account number on your
                                                     check.
              To obtain a Purchase Application,
              call 1-800-551-2415

--------------------------------------------------------------------------------

By Wire    .  Before wiring funds, please call    .  Instruct your bank to
              1-800-551-2145 for complete            wire Federal funds to:
              State Street Bank and                  Trust Company, Boston,
              wiring instructions.                   Massachusetts, Bank
                                                     Routing No. 011-0000-28,
           .  Promptly complete a Purchase           M.S.D. & T. Deposit A/C
              Application and forward it to          No. 99046435.
              M.S.D. & T. Funds, Inc., P.O. Box
              8515, Boston, MA  02266-8515.
                                                  .  Be sure to include your
                                                     name and your Fund
                                                     account number.

                                                  .  The wire should indicate
                                                     that you are making a
                                                     subsequent purchase as
                                                     opposed to opening a new
                                                     account.

              Consult your bank for information on remitting funds by wire and associated bank charges.

              You may use other investment options, including automatic investments, exchanges and direct reinvestments, to invest in your

              Fund account. Please refer to the section entitled "Shareholder Services" for more information.

--------------------------------------------------------------------------------


          . Explanation of Sales Price. The public offering price for shares of the Fund is based upon net asset value per share. The Fund will calculate its net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting the Fund's liabilities, and then dividing the result by the number of shares that are outstanding. This process is sometimes referred to as "pricing" the Fund's shares.

          The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, at fair value as determined by the Adviser under the supervision of the Company's Board of Directors. Debt securities held by the Fund that have sixty days or less until they mature are valued at amortized cost, which generally approximates market value. More information about valuation can be found in the Fund's Statement of Additional Information, which you may request by calling 1-800-551-2145.

          Net asset value is computed as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern
Time) each weekday, with the exception of those holidays on which the Federal Reserve Bank of Cleveland, the purchasing Bank (if applicable), the Fund's Adviser, transfer agent or custodian or the Exchange is closed. The Fund currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day.

          Shares of the Fund are sold at the public offering price per share next computed after receipt of a purchase order by State Street Bank and Trust Company, the transfer agent for the Fund's shares (the "Transfer Agent"). Purchase orders will be accepted by the Transfer Agent only on a day on which the shares of the Fund are priced ("Business Day").

          If you purchase shares of the Fund through a Bank, the Bank is responsible for transmitting your purchase order and required funds to the Transfer Agent on a timely basis. If the Transfer Agent receives your purchase order from a Bank on a Business Day prior to the close of regular trading (currently 4:00 P.M. Eastern Time) on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading on that day provided that the Fund's custodian receives payment on the next Business Day in immediately available funds. If such payment is not received on the next Business Day, the

Bank which submitted the order will be notified that the order has not been accepted.

          If you purchase shares of the Fund directly from the Company and if your purchase order, in proper form and accompanied by payment, is received by the Transfer Agent on a Business Day prior to the close of regular trading on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading on that day. Otherwise, your Fund shares will be purchased at the public offering price next calculated after the Transfer Agent receives your purchase order in proper form with the required payment.

          On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the times at which purchase orders must be received in order to be processed on that Business Day.


How To Sell Fund Shares

          You can arrange to get money out of your Fund account by selling some or all of your shares. This process is known as "redeeming" your shares. If you purchased your shares through an account at a Bank, you may redeem shares in accordance with the instructions pertaining to that account. If you purchased your shares directly from the Company, you have the ability to redeem shares by any of the methods described below.



                                        To Redeem Shares
                                        --------------------------------------
By Mail                                 .  Send a written request to M.S.D. &
                                           T. Funds, Inc., P.O. Box 8515,
                                           Boston, MA 02266-8515.

                                        .  Your written request must:
                                           -  be signed by each account holder;
                                           -  state the number or dollar amount
                                              of shares to be redeemed and identify
                                              the Fund;
                                           -  include your account number.

                                        .  Signature guarantees are required
                                           -  for all redemption requests over
                                              $100,000;
                                           -  for any redemption request where
                                              the proceeds are to be sent to
                                              someone other than the shareholder of
                                              record or to an address other than
                                              the address of record.

--------------------------------------------------------------------------------
By Wire                                 .  Call 1-800-551-2145.  You will
(available only if you checked the         need to provide the account name,
appropriate box on the Purchase            account number, name of Fund and
Application)                               amount of redemption ($1,000 minimum
                                           per transaction).




                                        .  If you have already opened your
                                           account and would like to have the
                                           wire redemption feature, send a
                                           written request to:  M.S.D. & T.
                                           Funds, Inc., P.O. Box 8515, Boston,
                                           MA 02266-8515.  The request must be
                                           signed (and signatures guaranteed) by
                                           each account owner.

                                        .  To change bank instructions, send
                                           a written request to the above
                                           address.  The request must be signed
                                           (and signatures guaranteed) by each
                                           account owner.

--------------------------------------------------------------------------------

By Telephone                            .  Call 1-800-551-2145.  You will
(available only if you checked the         need to provide the account name,
appropriate box on the Purchase            account number, name of Fund and
Application)                               amount of redemption.

                                        .  If you have already opened your
                                           account and would like to add the
                                           telephone redemption feature, send a
                                           written request to:  M.S.D. & T.
                                           Funds, Inc., P.O. Box 8515, Boston,
                                           MA  02266-8515.  The request must be
                                           signed (and signatures guaranteed) by
                                           each account owner.


               Other redemption options, including exchanges and systematic withdrawals, are also available. Please refer to the section entitled "Shareholder Services" for more information.

--------------------------------------------------------------------------------

          . Explanation of Redemption Price. Redemption orders received in proper form by the Transfer Agent are processed at their net asset value per share next determined after receipt. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the time at which redemption orders must be received in order to be processed on that Business Day.

          Redemption proceeds generally will be wired or sent to the shareholder(s) of record within three Business Days after receipt of the redemption order. However, the Company reserves the right to wire or send redemption proceeds within seven days after receiving the redemption order if the Adviser believes that earlier payment would adversely affect the Company. If you purchased your shares directly through the Company, your redemption proceeds will be sent by check unless you otherwise direct the Company or the Transfer Agent. The Automated Clearing House ("ACH") system may also be utilized for payment of redemption proceeds. In unusual circumstances, the Company may pay redemption proceeds in readily marketable portfolio securities having a market value equal to the redemption price.

          Banks are responsible for transmitting their customer's redemption orders to the Transfer Agent and crediting their customers' accounts with redemption proceeds on a timely basis. No charge is imposed by the Company for wiring redemption proceeds, although the Banks may charge their customers' accounts directly for redemption and other services. In addition, if a customer has agreed with a Bank to maintain a minimum cash balance in his or her account maintained with the Bank and the balance falls below that minimum, the customer may be obliged to redeem some or all of the Fund shares held in the account in order to maintain the required minimum balance.

          The Company imposes no charge when you redeem shares. The value of the shares you redeem may be more or less than your cost, depending on the Fund's current net asset value.

          . Other Purchase and Redemption Information. Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.

          Shareholders who purchased Fund shares directly through the Company should note that if an account balance falls below $500 as a result of redemptions and is not increased to at least $500 within 60 days after notice, the account may be closed and the proceeds sent to the shareholder.

          If you purchased shares by wire, you must file a Purchase Application with the Transfer Agent before any of those shares can be redeemed. You should contact your bank for information about sending and receiving funds by wire, including any charges by your bank for these services. The Company may decide at any time to change the minimum amount per transaction for redemption of shares by wire or to no longer permit wire redemptions.

          You may choose to initiate certain transactions by telephone. The Company and its agents will not be responsible for any losses resulting from unauthorized transactions when reasonable procedures to verify the identity of the caller are followed. To the extent that the Company does not follow such procedures, it and/or its agents may be responsible for any unauthorized transactions.

          The Company reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Company at any time. It may be difficult to reach the Company by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described above.

          The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of its shares) for such periods as permitted under the Investment Company Act.

          Certain redemption requests and other communications with the Company require a signature guarantee. Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee you should visit a financial institution that participates in the Stock Transfer Agency Medallion Program ("STAMP"). Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guaranteed." A notary public cannot provide a signature guarantee.


SHAREHOLDER SERVICES

          The Company provides a variety of ways to make managing your investments more convenient. Some of these options require you to request them on the Purchase Application or you may request them after opening an account by calling 1-800-551-2145. Except for Retirement Plans, these options are available only to shareholders who purchase their Fund shares directly through the Company.

Retirement Plans

          Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including individual retirement accounts. Shares may also be purchased in connection with profit-sharing plans, section 401(k) plans, money purchase pension plans and target benefit plans. Further information about how to participate in these plans, the fees charged, the limits on contributions and the services available to participants in such plans can be obtained from the Company. To invest through any tax-sheltered retirement plans, please call the Company at 1-800-551-2145 for information and the required separate application. You should consult with a tax adviser to determine whether a tax-sheltered retirement plan is available and/or appropriate for you.

Exchange Privilege

          Shares of the Fund may be exchanged for shares of another fund or investment portfolio offered by the Company. You may exchange shares by mail at the address provided under "How To Buy Shares - Opening and Adding to your Fund Account" or by telephone at 1-800-551-2145. If you are opening a new account in a different fund or portfolio by exchange, the exchanged shares must be at least equal in value to the minimum investment for the fund or portfolio in which the account is being opened.

          You should read the prospectus for the fund or portfolio into which you are exchanging. Exchanges will be processed only when the shares being offered can legally be sold in your state. Exchanges may have tax consequences for you. Consult your tax adviser for further information.

          To elect the exchange privilege after you have opened a Fund account, or for further information about the exchange privilege, call 1-800-551-2145. The Company reserves the right to reject any exchange request. The Company may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days' notice.

Automatic Investment Plan

          One easy way to pursue your financial goals is to invest money regularly. The Company offers an Automatic Investment Plan - a convenient service that lets you transfer money from your bank account into your Fund account automatically on a regular basis. At your option, your bank account will be debited in a particular amount ($100 minimum) that you have specified, and Fund shares will automatically be purchased on the 15th day of each month or, if that day is not a Business Day, on the preceding Business Day. Your bank account must be maintained at a domestic financial institution that is an ACH member. You will be responsible for any loss or expense to the Fund if an ACH transfer is rejected. To select this option, or for more information, please call 1-800-551-2145.

          The Automatic Investment Plan is one means by which investors may use "Dollar Cost Averaging" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Fund whose price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price.

Systematic Withdrawals

          The Company offers a convenient way of withdrawing money from your Fund account. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount of $100 or more. The withdrawal will be made on the last business day of the period you select and distributed in cash or reinvested in shares of another fund or portfolio offered by the Company. To elect this option, or for more information, please call 1-800-551-2145.

Directed Reinvestments

          Generally, dividends and capital gains distributions from the Fund are automatically reinvested in shares of the Fund. You may elect, however, to have your dividends and capital gains distributions automatically reinvested in shares of another fund or portfolio offered by the Company. To elect this option, or for more information, please call 1-800-551-2145.


DIVIDENDS AND DISTRIBUTIONS

          Shareholders receive dividends and net capital gain distributions. Dividends are derived from the Fund's net investment income and are declared and paid quarterly. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Distributions of such capital gains are generally declared and paid annually.

          Shares of the Fund begin earning dividends on the day a purchase order is processed and continue earning dividends through and including the day before the shares are redeemed. If you purchased your Fund shares through a Bank, your dividends and distributions will be paid in cash and wired to your Bank. If you purchased your shares directly from the Company, your dividends and distributions will be automatically reinvested in additional shares of the Fund unless you notify the Company in writing that you wish to receive dividends and distributions in cash.


TAX INFORMATION

          As with any investment, you should consider the tax implications of an investment in the Fund. The following briefly summarizes some of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax
situation, including the applicability of any state and local taxes.   You will
be advised at least annually regarding the Federal tax treatment of dividends and distributions paid to you.

          The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If the Fund qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), regardless of whether the distributions are paid in cash or reinvested in additional shares.

          Distributions paid out of the Fund's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the shares. (However, if a shareholder subsequently recognizes a loss on a sale of shares held for one year or less, that loss will be reclassified as a long-term, rather than a short-term, capital loss to the extent of any capital gain distribution received on those shares.) All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

          Dividends paid by the Fund will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qualifying dividends received by the Fund from domestic corporations for a taxable year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal alternative minimum and environmental tax purposes.

          The dividends received deduction is not available for dividends attributable to distributions made by a REIT to the Fund. In addition, distributions paid by REITs often include a "return of capital." The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders. However, when shareholders receive a return of capital, the cost basis of their shares is decreased by the amount of such return of capital. This, in turn, affects the capital gain or loss realized when shares of the Fund are exchanged or sold. Therefore, a shareholder's original investment in the Fund will be reduced by the amount of the return of capital and capital gains included in a distribution if such shareholder elects to receive distributions in cash (as opposed to having them reinvested in additional shares of the Fund). Once a shareholder's cost basis is reduced to zero, any return of capital is taxable as a capital gain.

          Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

          An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

          A taxable gain or loss may be recognized by a shareholder upon the redemption, exchange or transfer of shares depending upon their tax basis and their price at the time of redemption, exchange or transfer.

          This is not an exhaustive discussion of applicable tax consequences, and investors may wish to contact their tax advisers concerning investments in the Fund. Dividends paid by the Fund may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Fund. Shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.


MANAGEMENT OF THE COMPANY

          The business of the Company is managed under the general supervision of the Company's Board of Directors. The Statement of Additional Information contains information about the Board of Directors.

          The Company has also employed a number of professionals to provide investment management and other important services to the Fund. Mercantile-Safe Deposit and Trust Company ("Mercantile") serves as the Fund's investment adviser and administrator and has its principal offices at Two Hopkins Plaza, Baltimore, Maryland 21201. BISYS Fund Services, a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the registered broker-dealer that sells the Fund's shares as its distributor, and BISYS Fund Services Ohio, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. and located at the same address, provides fund accounting services to the Fund. The Fund's custodian is The Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263. State Street Bank and Trust Company, located at Two Heritage Drive, North Quincy, Massachusetts 02171, serves as transfer and dividend disbursing agent for shares of the Fund.

Investment Adviser

          Mercantile is the lead bank of Mercantile Bankshares Corporation, a multi-bank holding company organized in Maryland in 1969. Mercantile manages the Fund's portfolio and is responsible for all purchases and sales of its portfolio securities. Mercantile and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Baltimore area since 1864. As of December 31, 1996, Mercantile had approximately $27 billion in assets under active management, of which approximately $460 million represented the assets of an institutional real estate pension fund.

          The Fund's portfolio manager is primarily responsible for the day-to-day management of the Fund's investments. Robert M. Law is the Fund's portfolio manager. Mr. Law oversees Mercantile's Institutional Real Estate Department and is Chairman of Mercantile's Trust Real Estate Committee. Before joining Mercantile in 1994, Mr. Law was a Senior Vice President at Maryland National Bank, where he served as Division Manager of the bank's Real Estate Finance Division.

Administrator

          Mercantile also serves as the Fund's administrator and generally assists in all aspects of its operation and administration, including maintaining the Fund's offices, coordinating the preparation of reports to shareholders, preparing filings with state securities commissions, coordinating federal and state tax returns, and performing other administrative functions.

Expenses

          The Fund incurs certain expenses in order to support the services described above, as well as other matters essential to the operation of the Fund. Expenses are paid out of the Fund's assets and thus are reflected in the Fund's dividends and net asset value, but they are not billed directly to you or deducted from your account.

          In its capacity as investment adviser, Mercantile is entitled to an advisory fee, computed daily and paid monthly at the annual rate of .80% of the Fund's average daily net assets.

          In its capacity as administrator, Mercantile is also entitled to an administration fee, computed daily and paid monthly at the annual rate of .125% of the Fund's average daily net assets.

          The Fund also bears other operating expenses which are described in more detail in the Statement of Additional Information.

Fee Waivers

          Expenses can be reduced by voluntary fee waivers and expense reimbursements by Mercantile and the Fund's other service providers, as well as by certain mandatory expense limitations imposed by state securities regulators. The amount of the fee waivers may be changed at any time at the sole discretion of Mercantile with respect to advisory and administration fees, and by the Fund's other service providers, with respect to all other fees. As to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by the Fund for such amounts prior to fiscal year-end. Such waivers and reimbursements would increase the return to investors when made but would decrease the return if the Fund were required to reimburse a service provider.


OTHER INFORMATION CONCERNING THE COMPANY AND ITS SHARES

          The Company was incorporated in Maryland on March 7, 1989 and is an open-end management investment company (i.e., a "mutual fund"). The Company's charter authorizes the Board of Directors to issue up to 10,000,000,000 full and fractional shares of capital stock ($.001 par value per share) and to classify or reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Board of Directors has authorized the issuance of one class of shares in the Fund. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Company. For information regarding these other portfolios and share classes, call 1-800-551-2145.

          Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shares of all portfolios of the Company vote together and not by portfolio or class, unless otherwise required by law or permitted by the Board of Directors. The Company does not currently intend to hold annual shareholder meetings unless it is required to do so by the Investment Company Act or other applicable law.


PERFORMANCE REPORTING

          Performance information provides you with a method of measuring and monitoring your investments. This section will help you to understand the various terms that are commonly used to describe the Fund's performance. You may see references to these terms in newsletters, advertisements and shareholder communications.
These publications may also include comparisons of the Fund's performance to the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services.

          . Aggregate total return reflects the total percentage change in the value of an investment in the Fund over a specified measuring period.

          . Average annual total return represents the average annual percentage change in the value of an investment in the Fund over a specified measuring period. It is calculated by taking the aggregate total return for the measuring period and determining what constant annual return would have produced the same aggregate return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

             Both methods of calculating total return assume that during the period you have reinvested Fund dividends and distributions in additional Fund shares.

          . Yield shows the rate of income the Fund earns on its investments as a percentage of its share price. It is calculated by dividing the Fund's net investment income for a 30-day period by the product of the average daily number of shares entitled to receive dividends and the Fund's net asset value per share at the end of the 30-day period. The result is then annualized. This represents the amount you would earn if you remained invested in the Fund for a year and the Fund continued to have the same yield for the year. Yield does not include changes in net asset value.

     Any fees charged by a Bank directly to your account in connection with an investment in the Fund will not be included in the Fund's calculations of yield and/or total return.

     Performance quotations of the Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.


MISCELLANEOUS

     As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Fund or (b) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

     The Company or your Bank will send you a statement of your account quarterly and a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information will be mailed to you by January 31 of each year and filed with the Internal Revenue Service. At least twice a year, you will receive financial statements in the form of Annual and Semi-Annual Reports of the Fund.

     If you have any questions concerning the Company or the Fund, please call 1-800-551-2145.

                              ____________________

     No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Company, the Fund or its distributor. This Prospectus does not constitute an offering by the Company, the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

Service Providers:

Management and support services are
provided to M.S.D. & T. Funds, Inc.
by several organizations. A
complete discussion of service
providers and their respective fees
is provided in this Prospectus.

Investment Adviser and
Administrator:

MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY
Baltimore, Maryland

Custodian:

The Fifth Third Bank
Cincinnati, Ohio

Transfer Agent:

State Street Bank and Trust Company
Boston, Massachusetts

Distributor:

BISYS Fund Services
Columbus, Ohio

In considering this investment please read this Prospectus carefully.

Shares of the Fund are not bank
deposits or obligations of, or
guaranteed, endorsed or otherwise
supported by Mercantile-Safe
Deposit and Trust Company, its
parent company or its affiliates,
and are not federally insured or
guaranteed by the U.S. Government,
the Federal Deposit Insurance
Corporation, the Federal Reserve
Board or any other governmental
agency.  Investment in the Fund
involves investment risks,
including possible loss of
principal.

                            M.S.D. & T. FUNDS, INC.

                         Diversified Real Estate Fund

                             CROSS REFERENCE SHEET
                             ---------------------

                            Pursuant to Rule 485(a)
                       under the Securities Act of 1933


Form N-1A Item Number                         Location
---------------------                         --------

Part B                                        Statement of Additional
------                                        Information Caption
                                              ------------------------

10.   Cover Page.........................     Cover Page

11.   Table of Contents..................     Table of Contents

12.   General Information and History....     Management of the Company;
                                              Additional Information
                                              Concerning Shares

13.   Investment Objectives and
       Policies..........................     Investment Objective and
                                              Policies; Fundamental
                                              Limitations

14.   Management of the Fund.............     Management of the Company

15.   Control Persons and Principal
       Holders of Securities.............     Additional Information
                                              Concerning Shares;
                                              Miscellaneous

16.   Investment Advisory and Other
       Services..........................     Management of the Company

17.   Brokerage Allocation and
       Other Practices...................     Investment Objective and
                                              Policies; Management of the
                                              Company

18.   Capital Stock and Other
       Securities........................     Additional Purchase and
                                              Redemption Information; Net
                                              Asset Value; Additional
                                              Information Concerning Shares

19.   Purchase, Redemption and Pricing
       of Securities Being Offered.......     Additional Purchase and
                                              Redemption Information; Net
                                              Asset Value

20.   Tax Status.........................     Additional Information
                                              Concerning Taxes

21.   Underwriters.......................     Management of the Company

22.   Calculation of Performance Data....     Additional Performance
                                              Information

23.   Financial Statements...............     Financial Statement

                            M.S.D. & T. FUNDS, INC.

                      Statement of Additional Information
                                    for the
                          Diversified Real Estate Fund

                                  June 1, 1997

                                  (as revised
                              February 17, 1998)

                               TABLE OF CONTENTS
                               -----------------
                                                                        Page
                                                                        ----

Investment Objective and Policies....................................     2
Fundamental Limitations..............................................    11
Additional Purchase and Redemption Information.......................    13
Net Asset Value......................................................    14
Additional Information Concerning Taxes..............................    15
Management of the Company............................................    17
Independent Accountants..............................................    23
Counsel..............................................................    23
Additional Information Concerning Shares.............................    24
Additional Performance Information...................................    25
Miscellaneous........................................................    29
Appendix.............................................................   A-1

          This Statement of Additional Information is meant to be read in conjunction with M.S.D. & T. Funds, Inc.'s Prospectus dated June 1, 1997 as supplemented February 17, 1998 for the Diversified Real Estate Fund (the "Fund"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained by calling 1-800-551-2145 or by writing M.S.D. & T. Funds, Inc., c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Shares of the Fund are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risks, including possible loss of principal. In addition, the dividends paid by the Fund will go up and down. Mercantile-Safe Deposit and Trust Company serves as investment adviser and administrator to the Fund, is paid fees for its services, and is not affiliated with BISYS Fund Services, the Fund's distributor.

                            M.S.D. & T. FUNDS, INC.

          M.S.D. & T. Funds, Inc. (the "Company") is a Maryland corporation which commenced operations on July 21, 1989 as a no-load, open-end, professionally managed investment company. This Statement of Additional Information relates to shares of the Fund. The Company also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the Fund's distributor at the telephone number stated on the cover page of this Statement of Additional Information.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

          The investment objective of the Fund is described in the Fund's Prospectus. The following information supplements the description of the investment objective and policies as set forth in the Fund's Prospectus.

Portfolio Transactions and Turnover
-----------------------------------

          Subject to the general supervision and approval of the Company's Board of Directors, Mercantile-Safe Deposit and Trust Company (the "Adviser" or "Mercantile") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed.

          Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

          The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

          In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Fund or the Adviser. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities to the Fund and to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

          Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Fund. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          Investment decisions for the Fund are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best execution.

          The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with the Adviser, CastleInternational Asset Management Limited (sub-adviser to the Company's International Equity Fund), BISYS Fund Services ("BISYS") or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of any of them, except to the extent permitted by the 1940 Act or the Securities and Exchange Commission (the "SEC"). Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

          The Company's investment portfolios, including the Fund, may from time to time purchase securities issued by the Company's regular broker/dealers. At the close of the Company's most recent fiscal year, none of the Company's investment portfolios held any such securities.

          The ratings assigned by each unaffiliated nationally recognized statistical rating agency (each a "Rating Agency") represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Adviser, when authorized, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

          The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

          Under certain market conditions, the Fund may experience a high portfolio turnover rate as a result of its investment strategies. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A higher portfolio turnover rate (100% or more) can result in a corresponding increase in brokerage commissions and other transaction costs which must be borne by the Fund and ultimately by its shareholders.

          The portfolio turnover rate for the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for the Fund, and the Fund may engage in short-term trading to achieve its investment objective.

Additional Information on Investment Policies
---------------------------------------------

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be acquired by the Fund include, in addition to U.S. Treasury bonds, notes, and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the "World Bank"), and Resolution Trust Corporation.

          Variable and Floating Rate Instruments
          --------------------------------------

          With respect to the variable and floating rate instruments described in the Fund's Prospectus, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

          Bank Obligations
          ----------------

          With respect to the investment policies of the Fund relating to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Fund's investments in the obligations of foreign banks and foreign branches of U.S. banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign banks and foreign branches of U.S. banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. banks. The Fund will acquire securities issued by foreign banks and foreign branches of U.S. banks only when the Adviser believes that the risks associated with such instruments are minimal.

          Convertible Securities
          ----------------------

          Convertible securities which may be purchased by the Fund entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund will not invest more than 5% of its net assets in convertible securities during the current fiscal year.

          Mortgage-Related Securities
          ---------------------------

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders.
Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

          Repurchase Agreements
          ---------------------

          As described in its Prospectus, the Fund may enter into repurchase agreements. The repurchase price under repurchase agreements generally is equal to the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's Custodian or registered in the name of the Fund on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. The Adviser will enter into repurchase agreements only with financial institutions it deems creditworthy, pursuant to guidelines established by the Board of Directors, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

          Reverse Repurchase Agreements
          -----------------------------

          Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash, high quality debt obligations or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

          When-Issued Purchases and Forward Commitments
          ---------------------------------------------

          As stated in its Prospectus, the Fund may purchase securities on a firm commitment or "when-issued" basis and the Fund may enter into a "forward commitment" to purchase or sell securities. When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Fund expects that its commitments to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

          The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

          When the Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

          Other Investment Companies
          --------------------------

          In accordance with its investment objective and policies, the Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.

           Lending Portfolio Securities
           ----------------------------

          When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and also earns income on the loans. Any cash collateral received by the Fund in connection with such loans will be invested in short-term money market obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted if a material event affecting the investment occurs. Loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. While there is no limit on the amount of securities which the Fund may loan, fees attributable to securities lending activities are subject to certain limits under the Internal Revenue Code of 1986, as amended (the "Code").

          Rights and Warrants
          -------------------

          The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security. The Fund will not invest more than 5% of its net assets in rights and warrants during the current fiscal year.

FUNDAMENTAL LIMITATIONS
-----------------------

          The Fund is subject to the following fundamental limitations, which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous").

          The Fund may not:

          1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or, more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the total assets of the Fund may be invested without regard to these limitations. For purposes of these limitations, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security will not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

          2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in any one industry, provided that the Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business, and provided further that (a) there is no limitation with respect to (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; and (ii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

          3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. The Fund will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of the Fund's total assets are outstanding. Securities held by the Fund in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

          4. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and (b) the Fund may sell any real estate it acquires as a result of a default on debt securities held by the Fund.

          5. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts and may write call and put options and purchase put and call options.

          7. Purchase securities of companies for the purpose of exercising control.

          8. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to the Fund's transactions in options, futures contracts and related options, if any, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          9. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options.

          10. Make loans, except that (i) the Fund may purchase and hold debt instruments in accordance with its investment objective and policies; (ii) the Fund may enter into repurchase agreements with respect to portfolio securities; and (iii) the Fund may lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund's permitted investments and is equal at all times to at least 100% of the value of the securities loaned.

          Although the foregoing investment limitations would permit the Fund to invest in options, futures contracts and related options, as specified above, the Fund does not intend to engage in such transactions during the current fiscal year. Prior to engaging in such transactions, the Fund would add appropriate disclosure concerning the Fund's investment in such instruments to its Prospectus and this Statement of Additional Information.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
----------------------------------------------

          Information on how to purchase and redeem the Fund's shares is included in the Fund's Prospectus. Shares of the Fund are sold on a continuous basis by BISYS, which has agreed to use appropriate efforts to promote the Company and to solicit orders for the purchase of such shares.

          If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to shares purchased by money order or wire payment. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable.

          Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

          In addition to the situations described in the Prospectus, the Company may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

          The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in readily marketable securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value (a "redemption in-kind"). If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Company is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


NET ASSET VALUE
---------------

          The net asset value per share of the Fund is calculated by dividing the total value of the assets belonging to the Fund, less the liabilities, by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio.
Assets belonging to the Fund are reduced by the direct liabilities of the Fund and by a share of the general liabilities of the Company allocated daily in proportion to the relative net asset values of all of the investment portfolios offered by the Company at the time of allocation. Subject to the provisions of the Company's Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

          As stated in its Prospectus, the Fund's investments shall be valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Company's Board of Directors. A security that is primarily traded on a domestic securities exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market.


          Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Directors determines that this does not constitute fair value.


ADDITIONAL INFORMATION CONCERNING TAXES
---------------------------------------

          The following summarizes certain additional considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

          The Fund may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Adviser does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

          Net realized long-term capital gains, if any, will be distributed to shareholders at least annually. The Fund will generally have no tax liability with respect to such gains and the distributions (whether paid in cash or additional shares) will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain dividends in a written notice mailed by the Company to shareholders not later than 60 days after the close of the Company's taxable year. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

          Ordinary income of individuals is taxable at a maximum nominal marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income with respect to each calendar year to avoid liability for this excise tax.

          The Fund will be treated as a separate entity under the Code, and intends to qualify as a "regulated investment company." By following this policy, the Fund expects to be relieved of all or substantially all Federal income taxes. Depending upon the extent of the Company's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

          If for any taxable year the Fund does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations under the Code.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


MANAGEMENT OF THE COMPANY
-------------------------

Directors and Officers
----------------------

          The Directors and officers of the Company, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                    Principal Occupations
                                Position with        During Past 5 Years
Name and Address                 the Company       and Other Affiliations
------------------------------  --------------  -----------------------------

LESLIE B. DISHAROON*            Chairman of     Retired; Director, Baltimore
2 Chittenden Lane               the Board and   Gas & Electric Company;
Owings Mills, MD 21117          President       Director, Travelers Inc.
Age:  64                                        (diversified financial
                                                services); Director, GRC
                                                International, Inc.
                                                (technology based services
                                                and products); Director,
                                                Aegon USA, Inc. (holding
                                                company-insurance).



DECATUR H. MILLER*              Director and    Retired; Partner and former
36 South Charles Street         Treasurer



                                                    Principal Occupations
                                Position with        During Past 5 Years
Name and Address                 the Company       and Other Affiliations
------------------------------  --------------  -----------------------------

Suite 1100                                      Chairman of the law firm of
Baltimore, MD 21201                             Piper & Marbury, Baltimore,
Age:  64                                        Maryland until 1995.



JOHN R. MURPHY                  Director        President and Chief Executive
1145 17th Street, N.W.                          Officer, National Geographic
Washington, D.C.  20036                         Society; Chairman, The
Age:  63                                        Baltimore Sun, 1989-1992,
                                                and Publisher prior thereto;
                                                Director, Monarch Avalon
                                                Inc. (games, graphic arts,
                                                envelope manufacturing)
                                                until 1994.


GEORGE R. PACKARD, III          Director        Visiting President,
The Johns Hopkins University                    International University of
1619 Massachusetts                              Japan, 1994 to date; Former
  Avenue, N.W.                                  Dean, School of Advanced
Washington, DC 20036                            International Studies at
Age:  64                                        The Johns Hopkins
                                                University; Director,
                                                Amdahl Corporation (computer
                                                equipment); Director,
                                                Offitbank (private bank);
                                                Director, GRC International,
                                                Inc. (technology based
                                                services and products).


J. STEVENSON PECK               Director        Retired; Director, Crown
Signet Bank/Maryland                            Central Petroleum
7 St. Paul Street                               Corporation until 1993.
P.O. Box 1077
Baltimore, MD 21203
Age:  74


W. BRUCE McCONNEL, III          Secretary       Partner of the law firm of
PNB Building                                    Drinker Biddle & Reath LLP,
1345 Chestnut Street                            Philadelphia, Pennsylvania.
Philadelphia, PA 19107-3496
Age:  54

___________________

* Messrs. Disharoon and Miller are considered by the Company to be "interested persons" of the Company as defined in the Investment Company Act of 1940.
                           _________________________

          Each Director receives an annual fee of $3,500 plus $1,625 for each Board meeting attended and reimbursement of expenses incurred as a Director.
For the fiscal year ended May 31, 1996, the Company paid or accrued for the account of its directors as a group, for services in all capacities, a total of $54,875. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of each investment portfolio offered by the Company.

          The following chart provides certain information about the fees received by the Company's Directors for their services as members of the Board of Directors and committees thereof for the fiscal year ended May 31, 1996:


                            PENSION OR          TOTAL
                            AGGREGATE        RETIREMENT       COMPENSATION
                           COMPENSATION       BENEFITS          FROM THE
                             FROM THE     ACCRUED AS PART     COMPANY AND
                             COMPANY         OF COMPANY      FUND COMPLEX/*/
                                              EXPENSES           PAID TO
NAME OF PERSON/POSITION                                         DIRECTORS
------------------------------------------------------------------------------

Leslie B. Disharoon          $11,625             N/A            $11,625
Chairman of the Board
 of Directors and
 President
------------------------------------------------------------------------------
Decatur H. Miller            $10,000             N/A            $10,000
Director and Treasurer
------------------------------------------------------------------------------
John R. Murphy               $10,000             N/A            $10,000
Director
------------------------------------------------------------------------------
George R. Packard, III       $11,625             N/A            $11,625
Director
------------------------------------------------------------------------------
J. Stevenson Peck            $11,625             N/A            $11,625
Director
============================================================================

*    The "Fund Complex" consists solely of the Company.

Advisory Services
-----------------

          Mercantile-Safe Deposit and Trust Company (the "Adviser" or "Mercantile") serves as investment adviser to the Fund pursuant to an Advisory Agreement. The Adviser has agreed to pay all expenses incurred by it in connection with its activities. For advisory services provided by it, the Adviser is entitled to receive a fee from the Fund, computed daily and payable monthly, based on the average net assets of the Fund. (See "Management of the Company -- Expenses", "Management of the Company -- Investment Adviser" and "Management of the Company -- Administrator" in the Fund's Prospectus for the fee schedule.)

          Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of such Agreement, and the Company has agreed to indemnify the Adviser against any claims or other liabilities arising out of any
such error of judgment or mistake or loss.   The Adviser
shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

          Unless sooner terminated, the Advisory Agreement will continue in effect through July 20, 1998. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Company's Board of Directors or by the affirmative vote of a majority of the outstanding shares of the Fund, provided that in either event such Agreement's continuance also is approved by a majority of the Company's Directors who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Company or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement (as well as the Adviser's other advisory agreements with the Company), the Company would be required, at the request of the Adviser, to change its name to a name not including "M.S.D. & T." or "Mercantile-Safe Deposit and Trust Company."

Administrator
-------------

          Mercantile serves as the Company's administrator pursuant to an Administration Agreement dated as of May 28, 1993 (the "Administration Agreement"). Mercantile has agreed to maintain office facilities for the Company, furnish the Company with statistical and research data, clerical and certain other services required by the Company, and to assist in updating the Company's Registration Statement for filing with the SEC.

          The Administration Agreement provides that Mercantile shall not be liable for acts or omissions which do not constitute willful misfeasance, bad faith or gross negligence on the part of Mercantile, or reckless disregard by Mercantile of its duties under the Administration Agreement.

Custodian and Transfer Agent
----------------------------

          The Fifth Third Bank ("Fifth Third") serves as custodian of the Fund's assets pursuant to a Custody Agreement, under which the custodian has agreed, among other things, to (i) maintain a separate account in the name of the Fund,
(ii) hold and disburse portfolio securities on account of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments and (iv) make periodic reports to the Company concerning the Fund's operations. The custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the custodian shall remain liable for the performance of all of its duties under the Custody Agreement and will hold the Fund harmless from losses caused by the negligence or willful misconduct any bank or trust company serving as sub-custodian.

          State Street Bank and Trust Company ("State Street") serves as transfer agent and dividend disbursing agent for shares of the Fund. Under its Transfer Agency Agreement, State Street has agreed, among other things, to (i) receive purchase orders and redemption requests for shares of the Fund; (ii) issue and redeem shares of the Fund; (iii) effect transfers of shares of the Fund; (iv) prepare and transmit payments for dividends and distributions declared by the Fund; (v) maintain records of account for the Fund and shareholders and advise each as to the foregoing; (vi) record the issuance of shares of the Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of the Fund which are authorized, issued and outstanding; (vii) perform the customary services of a transfer agent, a dividend disbursing agent and custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Fund to monitor the total number of shares sold in each State.

Distributor and Fund Accountant
-------------------------------

          Shares of the Company are distributed continuously and without a sales load by BISYS (the "Distributor"). The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares. No compensation is payable by the Fund to the Distributor for distribution services provided.

          Unless otherwise terminated, the Distribution Agreement will remain in effect until July 20, 1997, and thereafter will continue automatically with respect to the Fund from year to year if approved at least annually by the Company's Board of Directors, or by the vote of a majority of the outstanding voting securities of the Fund, and by the vote of a majority of the Directors of the Company who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

          BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of the Distributor, provides full fund accounting services for the Company, including the computation of the Fund's net asset value, net income and realized capital gains, if any.

Compensation of Administrator, Custodian, Transfer Agent and Fund Accountant
----------------------------------------------------------------------------

          Mercantile, the custodian and BISYS Ohio are entitled to receive fees based on the aggregate average daily net assets per fund of the Company. As compensation for transfer agency services provided, State Street is entitled to receive an annual fee based on the number of funds of the Company, plus a transaction charge for certain transactions and out-of-pocket expenses, and additional fees as compensation for sub-accounting services provided.

Banking Laws
------------

          The Glass-Steagall Act, among other things, prohibits banks from engaging to any extent in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that
                                    ------------------------------------
the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment
              --------------------------------------------------------------
Company Institute that the Board did not exceed its authority under the Holding
-----------------
Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

          Mercantile believes, with respect to its activities as required by the Advisory and Administration Agreements and as contemplated by the Prospectus and this Statement of Additional Information, that, if the question were properly presented, a court should hold that Mercantile may perform such activities without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether banks may perform services comparable to those performed by Mercantile and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Mercantile from continuing to perform such services for the Fund. If Mercantile were prohibited from continuing to perform advisory/administration services for the Fund, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory agreement would be subject to shareholder approval.

          If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Fund expects that Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Fund. Legislation modifying such restrictions has been introduced in past sessions of Congress. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile or such an affiliate, might offer to provide such services.

Expenses
--------

          Except as noted below, Mercantile bears all expenses in connection with the performance of its advisory and administrative services. The Company bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its directors and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Company also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

INDEPENDENT ACCOUNTANTS
-----------------------

          Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serve as independent accountants for the Company.

COUNSEL
-------

          Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serve as counsel to the Company and will pass upon certain legal matters on behalf of the Company.

ADDITIONAL INFORMATION CONCERNING SHARES
----------------------------------------

          The Company was incorporated in Maryland on March 7, 1989. The Company's Articles of Incorporation authorize the Board of Directors to issue up to 10,000,000,000 full and fractional shares of capital stock, $.001 par value per share. The Company's Articles of Incorporation further authorize the Board of Directors to classify and reclassify any unissued shares into any number of additional classes of shares. Of these authorized shares, 400,000,000 shares are classified as Class J Common Stock representing shares of the Fund.

          In the event of a liquidation or dissolution of the Company or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Company's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of the Fund are entitled to participate equally in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund that are held by each shareholder.

          Shareholders of the Company's existing investment portfolios, as well as those of any other investment portfolio offered by the Company in the future, will vote in the aggregate and not by portfolio or class on all matters, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. The Fund is affected by a matter unless it is clear that the interests of each of the Company's portfolios in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to particular portfolios.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio). The Company's Bylaws enable shareholders to call for a meeting to vote on the removal of one or more directors; the affirmative vote of a majority of the Company's outstanding shares is required to remove a director. Meetings of the Company's shareholders shall be called by the Board of Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

          The Company's Articles of Incorporation authorize the Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the Fund's assets to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price equal to their net asset value which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the Fund's assets with the assets belonging to one or more of the Company's other portfolios if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of any portfolio participating in such combination and, in connection therewith, to cause all outstanding shares of any such portfolio to be redeemed or converted into shares of another portfolio at their net asset value. The exercise of such authority may be subject to certain restrictions under the 1940 Act.


ADDITIONAL PERFORMANCE INFORMATION
----------------------------------

          Yield Calculations.  From time to time the Fund may quote its yield in
          ------------------
advertisements, sales literature or in reports to shareholders. The yield of the Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day period by its net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                       a-b
          Yield = 2 [(----- + 1)/6/ - 1]
                       cd

     Where:    a =  dividends and interest earned during the period.

               b =  expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d =  net asset value per share on the last day of the period.

          For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. The Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs is accounted for as an increase or decrease to interest income during the period; and (b) the Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

          Undeclared earned income may be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

          For the 30-day period ended November 30, 1997, the yield for the Fund was 4.60%.

          Total Return Calculations.  The Fund computes its average annual total
          -------------------------
return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                      ERV  /1/n/
               T = [(-----) - 1]
                       P

     Where:    T =  average annual total return.

             ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

               P =  hypothetical initial payment of $1,000.

               n = period covered by the computation, expressed in terms of years.

          The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                      ERV
               T = [(-----) - 1]
                       P

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

          Based on the foregoing calculations, the average annual total return for the Fund for the period from August 1, 1997 (commencement of operations) to November 30, 1997 was 20.54%. The aggregate total return for the Fund for the period from August 1, 1997 (commencement of operations) to November 30, 1997 was 6.39%.

          Since performance will fluctuate, performance data for the Fund cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Performance Comparisons
-----------------------

          From time to time, in advertisements or in reports to shareholders, the Fund's yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the total return and yield of the Fund may be compared to the Consumer Price Index, the Standard & Poor's 500 Index, an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange, the National Association of Real Estate Investment Trusts ("NAREIT") Equity REIT Index, an unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate, or the Morgan Stanley REIT Index, an unmanaged index of all publicly traded equity REITs (except health care REITs) which have total market capitalizations of at least $100 million and are considered liquid. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of the Fund. The total return and yield of the Fund may also be compared to data prepared by Lipper Analytical Services, Inc.

          From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the funds or investment portfolios offered by the Company; (5) descriptions of investment strategies for one or more of such funds or investment portfolios;
(6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include such funds or investment portfolios; (7) comparisons of investment products (including the funds or investment portfolios offered by the Company) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Company may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

          Information concerning the current yield and performance of the Fund may be obtained by calling 1-800-551-2145.


MISCELLANEOUS
-------------

          As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective or fundamental investment policy, the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

          As of February 5, 1998, Mercantile-Safe Deposit and Trust Company, M.S.D.& T. Funds, Attn: Income Collection Department, P.O. Box 1101, Baltimore, Maryland 21203, owned of record substantially all of the shares of the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Tax-Exempt Money Market Fund (Trust), International Equity Fund and Maryland Tax-Exempt Bond Fund. Mercantile-Safe Deposit and Trust Company ("Mercantile") is a wholly-owned subsidiary of Mercantile Bankshares Corporation and is a Maryland trust company. The Company believes that substantially all of the shares held of record by Mercantile were beneficially owned by its customers.

          As of February 5, 1998, the name, address and percentage ownership of each person, in addition to Mercantile, that beneficially owned 5% or more of the outstanding shares of the

Company was as follows: Prime Money Market Fund - The Johns Hopkins Hospital, 600 North Wolfe Street, Baltimore, MD 21287 (7.38%); Government Money Market Fund - Mr. James G. Robinson, 10 East Lee Street, Suite 2705, Baltimore, MD 21202 (7.25%); Tax-Exempt Money Market Fund -Mr. Fred Hittman, 3211 Keyser Road, Baltimore, MD 21208 (5.88%); Tax-Exempt Money Market Fund (Trust) - Betty Washington Whiting Deed of Trust, c/o Mercantile-Safe Deposit and Trust Company, Two Hopkins Plaza, Baltimore, MD 21201 (6.30%); and Robert H. Levi Marital Trust, c/o Mercantile-Safe Deposit and Trust Company, Two Hopkins Plaza, Baltimore, MD 21201 (5.15%); Maryland Tax-Exempt Bond Fund - Mr. Kenneth H. Roberts, 6287 Firethorn Drive, Clarksville, MD 21029 (14.89%); Chelton Community Systems Escrow Accounts, c/o Mercantile-Safe Deposit and Trust Company, Two Hopkins Plaza, Baltimore, MD 21201 (10.10%) and Mr. Charles C. Fenwick, Sr., Belmont Farms, 3302 Belmont Road, Glyndon, MD 21071 (6.14%); Growth & Income Fund - Mr. Willard Hackerman, 1 Slade Avenue, Baltimore, MD 21208-5240
(6.46%).

     FINANCIAL STATEMENTS
     --------------------

     The unaudited Financial Statements for the period from August 1, 1997 (commencement of operations) through November 30, 1997, contained in the Fund's semi-annual report to shareholders for the period ended November 30, 1997 (the "Semi-Annual Report") are hereby incorporated herein by reference. No other parts of the Semi-Annual Report are incorporated by reference. Copies of the Semi-Annual Report may be obtained by calling 1-800-551-2145 or by writing M.S.D.& T. Funds, Inc. c/o BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219-3035.

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long- term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

Part C
------

           Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                    PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
          ---------------------------------

          (a)  Financial Statements

           (1) (a)  Included in Part A:

                    Unaudited Financial Highlights for the Registrant's Diversified Real Estate Fund for the period from August 1, 1997 (commencement of operations) through November 30, 1997.

               (b)  Included in Part B:

                    Unaudited Financial Statements for Registrant's Diversified Real Estate Fund included in Registrant's Semi-Annual Report to Shareholders for the period ended November 30, 1997, as previously filed with the Commission, are incorporated herein by reference.

          (2) All required Financial Statements are included or incorporated by reference into Parts A and B hereof. All other financial statements and schedules are inapplicable.

          (b)  Exhibits:

               (1)  (a)  Articles of Incorporation of Registrant dated February
                         23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit
                         (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Notice of Change of Resident Agent and Principal Office Address, dated May 17, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (c) Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to

                         Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (d) Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (e) Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (f) Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (g) Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (h) Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (i) Form of Articles Supplementary relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds are incorporated herein by reference to Exhibit (1)(i) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

               (2)  (a)  Bylaws of Registrant are incorporated herein by
                         reference to Exhibit (2)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Amendment to Bylaws adopted April 23, 1990 is incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (c) Amendment to Bylaws adopted July 17, 1991 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (d) Amendment to Bylaws adopted January 22, 1996 is incorporated herein by reference to Exhibit (2)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                (3)      None.

                (4) (a) See Article VI, Section 7.2 of Article VII, Article VIII and Section 10.2 and 10.4 of Article X of the Registrant's Articles of Incorporation incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b)  See Article I, Section 2.1 and 2.11 of Article II,
                         Article IV and Section 6.1 of Article VI of the Registrant's

                         Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-
                         Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                (5) (a) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Prime, Government and Tax-Exempt Money Market Funds, dated July 21, 1989 is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Tax-Exempt Money Market Fund (Trust), dated July 21, 1989 is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (c) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Growth & Income (formerly Value Equity) and Limited Maturity Bond (formerly Intermediate Fixed Income) Funds, dated November 13, 1990 is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (d) Advisory Agreement dated February 3, 1992 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Maryland Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit
                         (5)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (e) Advisory Agreement dated June 29, 1993 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the International Equity Fund is incorporated herein by reference to Exhibit (5)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (f) Sub-Advisory Agreement dated as of March 19, 1996 between Mercantile-Safe Deposit and Trust Company and CastleInternational Asset Management Limited with respect to the International Equity Fund is incorporated herein by reference to Exhibit (5)(f) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (g) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Diversified Real Estate Fund dated July 10, 1997 is incorporated herein by reference to Exhibit (5)(g) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (h) Form of Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (5)(h) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                (6) (a) Distribution Agreement between Registrant and The Winsbury Company, dated October 1, 1993 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Amendment dated July 28, 1997 to Schedule A of Distribution Agreement between Registrant and BISYS Fund Services (f/k/a The Winsbury Company) is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (c) Form of Amendment to Schedule A of Distribution Agreement between Registrant and BISYS Fund Services (f/k/a The Winsbury Company) with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                (7)      None.

                (8) (a) Custody Agreement between Registrant and Fifth Third Bank, dated May 28, 1993 is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Letter Agreement dated July 28, 1997 supplementing the Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to Exhibit
                         (8)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (c) Form of Letter Agreement supplementing the Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (d) Custodian Contract dated June 29, 1993 between Registrant and State Street Bank and Trust Company with respect to the International Equity Fund is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                (9) (a) Transfer Agency and Service Agreement dated as of November 1, 1992 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Letter Agreement dated June 29, 1993 supplementing the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (c) Amendment No. 1 dated as of May 1, 1995 to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (d) Letter Agreement dated July 28, 1997 supplementing the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (e) Form of Letter Agreement supplementing the Transfer Agency and Service Agreement between Registrant and State

                         Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (f) Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company, dated May 28, 1993 is incorporated herein by reference to Exhibit
                         (9)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (g) Amendment dated July 10, 1997 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (h) Form of Amendment to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (i) Fund Accounting Agreement between Registrant and The Winsbury Service Corporation, dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (j) Amendment dated July 28, 1997 to Schedules A and B of the Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (f/k/a The Winsbury Service Corporation) is incorporated herein by reference to Exhibit (9)(j) of Post-Effective

                         Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (k) Form of Amendment to Schedules A and B of the Fund Accounting Agreement between Registrant and BISYS Fund Services, Ohio, Inc. (f/k/a The Winsbury Service Corporation) is incorporated herein by reference to Exhibit (9)(k) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

               (10)      Opinion and Consent of counsel.

               (11) (a)  Not Applicable

                    (b)  Consent of Drinker Biddle & Reath LLP

               (12)      None.

               (13) (a) Purchase Agreement between Registrant and The Winsbury Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (c) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income Fund is incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (d) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Growth Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (e) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Total Return Bond Fund is incorporated herein by reference to Exhibit (13)(e) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (f) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the National Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

                    (g) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on December 5, 1997.

               (14)      None.

               (15)      None.

               (16) (a) Schedule for Computation of Performance Quotations with respect to the Prime, Government and Tax-Exempt Money Market Funds and the Tax-Exempt Money Market Fund (Trust) is incorporated herein by reference to Exhibit
                         (16) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, filed on November 21, 1990.

                    (b) Schedule for Computation of Performance Quotations with respect to the Growth & Income (formerly Value Equity) and Limited Maturity Bond (formerly Intermediate Fixed Income) Funds is incorporated herein by reference to Exhibit (16)(b) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, filed on August 12, 1991.

                    (c) Schedule for Computation of Performance Quotations with respect to the Maryland Tax-Exempt Bond Fund and Limited Maturity Bond (formerly Intermediate Fixed Income) Fund is incorporated herein by reference to
                         Exhibit 16(c) of Post-Effective Amendment No. 7 to the Registrant's Statement on Form N-1A, filed on October 1, 1992.

                    (d) Schedule for Computation of Performance Quotations with respect to the International Equity Fund is incorporated herein by reference to Exhibit 16(d) of Post-Effective Amendment No. 11 to the Registrant's Statement on Form N-1A, filed on December 30, 1993.

                    (e) Schedule for Computation of Performance Quotations with respect to the Diversified Real Estate Fund.

                (18)          None.

                (27)     Financial Data Schedules.

Item 25.  Persons Controlled by or under Common Control with Registrant.
          -------------------------------------------------------------

          Inapplicable.

Item 26.   Number of Holders of Securities.
           -------------------------------

           The following information is as of February 5, 1998.

               Title of Class            Number of Record Holders
               --------------            ------------------------

               Class A Common Stock                 3,067
               Class B Common Stock                 3,603
               Class C Common Stock                   399
               Class D Common Stock                   358
               Class E Common Stock                 4,368
               Class F Common Stock                 2,856
               Class G Common Stock                   106
               Class H Common Stock                 2,570
               Class I Common Stock                     0
               Class J Common Stock                    29

Item 27.   Indemnification.
           ---------------

           Indemnification of Registrant's Adviser against certain losses is provided for in Section 6 of the Advisory Agreement with respect to the Prime, Government and Tax-Exempt Money Market Funds incorporated herein by reference as Exhibit (5)(a), Section 6 of the Advisory Agreement with respect to the Tax-Exempt Money Market Fund (Trust) incorporated herein by reference as Exhibit
(5)(b), Section 6 of the Advisory Agreement with respect to the Growth & Income (formerly Value Equity) and Limited Maturity Bond (formerly Intermediate Fixed Income) Funds incorporated herein by reference as Exhibit (5)(c), Section 6 of the Advisory Agreement with respect to the Maryland Tax-Exempt Bond Fund incorporated herein by reference as Exhibit 5(d), Section 6 of the Advisory Agreement with respect to the International Equity Fund incorporated herein by reference as Exhibit (5)(e), Section 6 of the Advisory Agreement with respect to the Diversified Real Estate Fund incorporated herein by reference as Exhibit
(5)(g) and Section 6 of the Form of Advisory Agreement with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds incorporated herein by reference as Exhibit
(5)(h). Indemnification of the Registrant's Administrator is provided for in
Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (9)(f); and Indemnification of Registrant's principal underwriter is provided for in Section 1.11 of the Distribution Agreement incorporated herein by reference as Exhibit (6)(a). Section 7.3 of the Registrant's Articles of Incorporation incorporated herein by reference as Exhibit (1)(a) provides as follows:

                 (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                 (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

                 (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                 (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.

           Section 6.2 of the Registrant's Bylaws incorporated herein by reference as Exhibit (2)(a) provides further as follows:

           Indemnification of Directors and Officers.
           -----------------------------------------

                 (a)   Indemnification.  The Corporation shall indemnify its
                       ---------------
           directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

                 (b)   Advances.  Any current or former director or officer of
                       --------
           the Corporation claiming indemnification within the scope of this
           Section 6.2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the proceedings to which he is a party in the manner and to the full extent permissible under applicable state corporation laws, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

                 (c)   Procedures.  On the request of any current or former
                       ----------
           director or officer requesting indemnification or an advance under this Section 6.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable state corporation law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 6.2 have been met.

                 (d)   Other Rights.  The indemnification provided by this
                       ------------
           Section 6.2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of
                  Investment Adviser.
                  ---------------------------------

                  (a) Mercantile-Safe Deposit and Trust Company ("Merc-Safe"), the Adviser, is a Maryland trust company providing a wide range of banking, trust, and investment services.

                  To the knowledge of the Registrant, none of the directors or executive officers of Merc-Safe, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain directors and executive officers of Merc-Safe also hold or have held various positions with the bank and non-bank affiliates of Merc-Safe, including its parent, Mercantile Bankshares Corporation. Set forth below are the names and principal business of each director and officer of Merc-Safe who is, or at any time during the past two fiscal years has been, engaged in any other business, profession, vocation, or employment of a substantial nature.


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                        Type of Business
    ----                     ---------                 --------------                      ----------------
H. Furlong                   Director,                 Director, Chairman                     Bank Holding
  Baldwin                    Chairman of                 of the Board, and                      Company
                             the Board, and              Chief Executive
                             Chief Executive             Officer
                             Officer                   Mercantile Bankshares
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Director                               Electricity &
                                                       Baltimore Gas &                          Natural Gas
                                                         Electric Company
                                                       P.O. Box 1475
                                                       Baltimore, MD 21203


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                          Type of Business
    ----                     ---------                 --------------                        ----------------
                                                       Director                               Freight Trans-
                                                       Consolidated Rail                        portation
                                                         Corporation
                                                         (CONRAIL)
                                                       6 Penn Center Plaza
                                                       Philadelphia, PA  19103

                                                       Director                               Manufacturing
                                                       GRC International, Inc.
                                                       1900 Gallows Road
                                                       Plaza 1900
                                                       Vienna, VA 22182

                                                       Director                               Insurance
                                                       U.S.F.& G. Corp., Inc.
                                                       P.O. Box 1138
                                                       Baltimore, MD 21203

                                                       Director                               Private Bank
                                                       OFFITBANK
                                                       Manhattan Tower
                                                       101 East 52nd Street
                                                       New York, NY  10022

                                                       Director                               Holding
                                                       Wills Group, Inc.                        Company
                                                       P.O. Box E                               Wholesale &
                                                       LaPlata, MD  20646                       Retail
                                                                                                Petroleum
                                                                                                Products &
                                                                                                Convenience
                                                                                                Stores


Thomas M.                    Director                  Director                               Bank Holding
  Bancroft, Jr.                                        Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Former Chairman of the                 Racecourse
                                                         Board and Chief                        Management
                                                         Executive Officer
                                                       The New York Racing
                                                         Association, Inc.
                                                       P.O. Box 90
                                                       Jamaica, NY  11417
                                                       (prior to January 1990)

                                                       Director                               Manufacturing
                                                       VCOA                                     and Distri-
                                                       P.O. Box 31                              bution
                                                       Easton, PA  18042


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                         Type of Business
    ----                     ---------                 --------------                       ----------------
Richard O. Berndt            Director                  Director                               Bank Holding
                                                       Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Partner                                Law Firm
                                                       Gallagher, Evelius
                                                         & Jones
                                                       The Park Charles Building
                                                       Suite 400
                                                       218 North Charles Street
                                                       Baltimore, MD 21201

                                                       Director                               Financing
                                                       Municipal Mortgage &                   Housing
                                                         Equity LLC                           Projects
                                                       Suite 500
                                                       218 N. Charles St.
                                                       Baltimore, MD 21201

James A. Block,              Director                  Director                               Bank Holding
  M.D.                                                 Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Former President                       Health Services
                                                         and Chief
                                                         Executive Officer
                                                       Johns Hopkins Health
                                                         System and The Johns
                                                         Hopkins Hospital
                                                       600 N. Wolfe Street
                                                       Baltimore, MD  21287

                                                       Director                               Insurance
                                                       MMI Companies, Inc.
                                                       540 Lake Cook Road
                                                       Deerfield, IL 60015-5290

William R. Brody,            Director                  Director                               Bank Holding
  M.D.                                                 Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       President                              University
                                                       The Johns Hopkins
                                                         University
                                                       Charles & 34th St.
                                                       Baltimore, MD 21218


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                      Type of Business
    ----                     ---------                 --------------                    ----------------
                                                       Director                               Medical
                                                       ALZA Corporation                       Instruments
                                                       950 Page Mill Rd.
                                                       Palo Alto, CA
                                                        94303-0802

George L. Bunting,           Director                  Director                               Bank Holding
  Jr.                                                  Mercantile Bankshares                  Company
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President & Chief                      Private Financial
                                                       Executive Officer                      Management Company
                                                       Bunting Management
                                                       Group
                                                       Suite 350
                                                       9690 Deereco Road
                                                       Timonium, MD  21093
                                                       (Since July 1991)

                                                       Director                               Medical/Drugs
                                                       Guilford
                                                       Pharmaceaticals, Inc.
                                                       6611 Tributary St.
                                                       Baltimore, MD 21224

                                                       Director                               Insurance
                                                       U.S.F.& G. Corp., Inc.
                                                       P.O. Box 1138
                                                       Baltimore, MD  21203

                                                       Director                               Business Services
                                                       PHH Corporation
                                                       11333 McCormick Road
                                                       Hunt Valley, MD  21031

                                                       Director                               Oil Industry
                                                       Crown Central
                                                       Petroleum corp.
                                                       1 N. Charles Street
                                                       Baltimore, MD  21203

Martin L. Grass              Director                  Director                               Bank Holding
                                                       Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Chairman & Chief                       Drug Store
                                                         Executive Officer                      Chain
                                                       Rite-Aid Corporation
                                                       Camp Hill, PA


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                      Type of Business
    ----                     ---------                 --------------                    ----------------
                                                       Director                               Wireless
                                                       Tessco Technologies,                   Equipment
                                                         Inc.
                                                       34 Loveton Circle
                                                       Sparks, MD 21152

Freeman A.                   Director                  Director                               Bank Holding
  Hrabowski, III                                       Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       President                              University
                                                       University of
                                                       Maryland
                                                       Baltimore County
                                                       1000 Hilltop Circle
                                                       Baltimore, MD 21250

                                                       Director                               Electricity &
                                                       Baltimore Gas &                          Natural Gas
                                                        Electric Company
                                                       P.O. Box 1475
                                                       Baltimore, MD 21203

                                                       Director                               Insurance
                                                       Baltimore Equitable
                                                         Society
                                                       21 N. Eutaw St.
                                                       Baltimore, MD 21201

                                                       Director                               Specialty Foods/
                                                       McCormick & Company                    Spices
                                                       18 Loveton Circle
                                                       Sparks, MD 21152-6000

                                                       Director                               Aerospace/Defense
                                                       UNC, Inc.                              Equipment
                                                       175 Admiral Cochran Dr.
                                                       Annapolis, MD 21401

B. Larry Jenkins             Director                  Director                               Bank Holding
                                                       Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Director, Chairman                     Insurance
                                                         of the Board,
                                                         President and CEO
                                                       Monumental Life
                                                         Insurance Company
                                                       2 East Chase Street
                                                       Baltimore, MD 21202


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                      Type of Business
    ----                     ---------                 --------------                    ----------------
                                                       Senior Vice President                  Insurance
                                                         of AEGON USA Inc.
                                                       2 East Chase Street
                                                       Baltimore, MD 21202


Robert A. Kinsley            Director                  Director                               Bank Holding
                                                       Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Chief Executive                        Construction
                                                         Officer
                                                       Kinsley Construction
                                                       2700 Water St.
                                                       York, PA 17403-9306

                                                       Partner                                Construction
                                                       Various Construction
                                                       Ventures

Robert D.                    Director                  Director                               Bank Holding
  Kunisch                                              Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Director, Chairman
                                                         of the Board,                        Business
                                                         President and Chief                    Services
                                                         Executive Officer
                                                       PHH Corporation
                                                       11333 McCormick Road
                                                       Hunt Valley, MD 21031

                                                       Director                               Transportation
                                                       CSX Corporation
                                                       1 James Center
                                                       901 East Carey Street
                                                       Richmond, VA  23219

                                                       Director                               Manufacturing
                                                       GenCorp Inc.
                                                       175 Ghent Rd.
                                                       Fairlawn, OH 44333

William J.                   Director                  Director                               Bank Holding
  McCarthy                                             Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                      Type of Business
    ----                     ---------                 --------------                    ----------------
                                                       Principal, William J.                  Law Firm
                                                         McCarthy, P.C., a
                                                         Partner, Venable,
                                                         Baetjer and Howard
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Director, Chairman of                  Real Estate
                                                         the Board                              Development
                                                       Riparius Corporation                     and Services
                                                       375 Padonia Road West
                                                       Timonium, MD  21093

                                                       Director                               Distributor of
                                                       CRW Parts, Inc.                          Auto Parts
                                                       7601 Pulaski Highway
                                                       Baltimore, MD  21237

Morris W. Offit              Director                  Director                               Bank Holding
                                                       Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Director                               Medical
                                                       Cantel Industries,                     Products
                                                         Inc.
                                                       1135 Broad Street
                                                       Clifton, NJ  07013

                                                       Chairman of the Board                  Private Bank
                                                         and Chief Executive
                                                         Officer
                                                       OFFITBANK
                                                       Manhattan Tower
                                                       101 East 52nd Street
                                                       New York, NY  10022

                                                       Director                               Toy
                                                       Hasbro, Inc.                           Manufacturer
                                                       P.O. Box 1059
                                                       1027 Newport Ave.
                                                       Pawtucket, RI 02862-1059

Christian H.                 Director                  Director                               Bank Holding
  Poindexter                                           Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                      Type of Business
    ----                     ---------                 --------------                    ----------------

                                                       Director and Chairman                  Electricity &
                                                         of the Board and                       Natural Gas
                                                         Chief Executive
                                                         Officer
                                                       Baltimore Gas &
                                                         Electric Company
                                                         and Subsidiaries
                                                       P.O. Box 1475
                                                       Baltimore, MD 21203

J. Marshall Reid             Director,                 None
                             President &
                             Chief Operating
                             Officer

William C.                    Director                 Director                               Bank Holding
  Richardson                                           Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President and Chief                    Foundation
                                                         Executive Officer
                                                       W.K. Kellogg Foundation
                                                       One Michigan Avenue, East
                                                       Battle Creek, MI 49017

                                                       Director                               Transportation
                                                       CSX
                                                       1 James Center
                                                       901 East Carey Street
                                                       Richmond, VA  23219

Donald J. Shepard            Director                  Director                               Bank Holding
                                                       Mercantile Bankshares                    Company
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Chairman of the Board,                 Insurance
                                                         President and Chief
                                                         Executive Officer
                                                       AEGON USA Inc.
                                                       2 East Chase Street
                                                       Baltimore, MD  21202

                                                       Member of the                          Insurance
                                                         Executive Board
                                                       AEGON, N.V.
                                                       2 East Chase Street
                                                       Baltimore, MD  21202


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                      Type of Business
    ----                     ---------                 --------------                    ----------------
                                                       Director                               Business Services
                                                       PHH Corporation
                                                       11333 McCormick Road
                                                       Hunt Valley, MD  21031

                                                       Director                               Insurance
                                                       Health Insurance
                                                         Association of
                                                         America
                                                       555 13th Street, N.W.
                                                       Washington, DC 20004

                                                       Director                               Insurance
                                                       Scottish Equitable PLC
                                                       28 St. Andrews Square
                                                       Edinborough, Scotland
                                                       EH21YF

Brian B. Topping             Director and              Director                                   Insurance
                             Vice Chairman             Fidelity & Deposit Co.
                             of the Board                of Maryland
                                                       300 St. Paul Place
                                                       Baltimore, MD  21202

Calman J.                    Director                  Director                               Bank Holding
  Zamoiski, Jr.                                        Mercantile Bankshares                    Company
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                                                       Chairman of the Board                  Wholesale
                                                       Independent Distribu-                    Distributor
                                                         tors, Incorporated
                                                       3000 Waterview Avenue
                                                       Baltimore, MD 21230

Kenneth A.                   Executive                 Director                               Bank
  Bourne, Jr.                Vice President            Potomac Valley Bank
                                                       702 Russell Avenue
                                                       Gaithersburg, MD 20877

Hugh W. Mohler               Executive Vice            Director                               Bank
                             President                 The Citizens National
                                                         Bank
                                                       4th & Main Street
                                                       Laurel, MD 20707

Jack K. Steil                Chairman of               None
                             Credit Policy


                             Position
                               with                    Other Business
    Name                     Merc-Safe                  Connections                      Type of Business
    ----                     ---------                 --------------                    ----------------
Terry L. Troupe              Executive Vice            Executive                              Bank Holding
                             President                 Vice President                         Company
                                                       Mercantile Bankshares
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

Malcolm C. Wilson            Executive                 None
                             Vice President

Frederica B.                 Vice President            None
  Baxter                     and Treasurer

Alan D. Yarbro               General Counsel           General Counsel                        Bank Holding
                             and Secretary               and Secretary                        Company
                                                       Mercantile Bankshares
                                                         Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD 21201

                  (b) CastleInternational Asset Management Limited ("CastleInternational") serves as sub-adviser to the International Equity Fund. CastleInternational is a U.K. Corporation and a member of the Investment Management Regulatory Organization ("IMRO") and regulated by IMRO in the conduct of its affairs. The information required by this Item 28 with respect to each director and officer of CastleInternational is incorporated herein by reference to Form ADV and Schedules A and D filed by CastleInternational with the Securities and Exchange Commission (File No. 801-51087).

Item 29.          Principal Underwriter.
                  ---------------------

                  (a) BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS and its affiliate currently serve as distributor of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax-Free Bond Fund, The Eureka Funds, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds,
The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, Marketwatch Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, ProFunds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds and The Victory Portfolios, each of which is a management investment company.

                  (b) To the best of Registrant's knowledge, the partners of BISYS are as follows:


Name and Principal                                                                               Positions and
Business                                               Positions and                             Offices with
Address                                                Offices with BISYS                        Registrant
-------------------------                              ------------------                        -------------
BISYS Fund Services, Inc.                              Sole General Partner                      None
3435 Stelzer Road
Columbus, OH 43219-3035

WC Subsidiary Corporation                              Sole Limited Partner                      None
3435 Stelzer Road
Columbus, OH 43219-3035

                  (c)  None.

Item 30.          Location of Accounts and Records.
                  --------------------------------

                  All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

         Mercantile-Safe Deposit and Trust Company
         Two Hopkins Plaza
         Baltimore, Maryland 21201
         (records relating to its functions as investment adviser and as administrator)

         CastleInternational Asset Management Limited
         125 S. Wacker Drive, Suite 300
         Chicago, IL  60606

                             and

         7 Castle Street
         Edinburgh, Scotland EH3 3AM
         (records relating to its functions as sub-adviser to Registrant's International Equity Fund)

         Fifth Third Bank
         Fifth Third Center
         Cincinnati, Ohio  45263
         (records relating to its functions as custodian)

         State Street Bank and Trust Company
         1776 Heritage Drive
         North Quincy, MA  02171
         (records relating to its functions as transfer agent and dividend disbursing agent)

         BISYS Fund Services Ohio, Inc.
         3435 Stelzer Road
         Columbus, Ohio 43219-3035
         (records relating to its functions as fund accounting agent)

         State Street Bank and Trust Company
         One Heritage Drive, P4N
         North Quincy, MA  02171
         (records relating to its functions as custodian with respect to the International Equity Fund)

         BISYS Fund Services
         3435 Stelzer Road
         Columbus, Ohio  43219-3035
         (records relating to its functions as distributor)

         Drinker Biddle & Reath LLP
         Philadelphia National Bank Building
         1345 Chestnut Street
         Suite 1100
         Philadelphia, Pennsylvania 19107-3496
         (registrant's Articles of Incorporation, Bylaws and minute books)

Item 31.          Management Services.
                  -------------------

                  None.

Item 32.          Undertakings.
                  ------------

                  Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.



                  Registrant hereby undertakes to file a post-effective amendment with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax- Exempt Bond Funds, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement pertaining to such Funds.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 21 to its Registration Statement ("Amendment No. 21") pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 17th day of February, 1998.

                                 M.S.D. & T. FUNDS, INC.
                                 (Registrant)

                                 /s/* Leslie B. Disharoon
                                 ------------------------
                                 Leslie B. Disharoon
                                 President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                               TITLE                 DATE
---------                               -----                 ----

/s/* Leslie B. Disharoon       Chairman of the          February 17, 1998
-----------------------------  Board and President
Leslie B. Disharoon

/s/* Decatur H. Miller         Director and Treasurer   February 17, 1998
-----------------------------  (Principal Financial
Decatur H. Miller              and Accounting Officer)


/s/* John R. Murphy            Director                 February 17, 1998
-----------------------------
John R. Murphy

/s/* George R. Packard, III    Director                 February 17, 1998
-----------------------------
George R. Packard, III

/s/* J. Stevenson Peck         Director                 February 17, 1998
-----------------------------
J. Stevenson Peck



*By: /s/ Linda A. Durkin
     --------------------
     Linda A. Durkin
     Attorney-in-fact

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          Leslie B. Disharoon, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/Leslie B. Disharoon
                                 ------------------------------
                                 Leslie B. Disharoon



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          George R. Packard, III, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/George R. Packard, III
                                 ------------------------------
                                 George R. Packard, III



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          John R. Murphy, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/John R. Murphy
                                 ------------------------------
                                 John R. Murphy



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          J. Stevenson Peck, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/J. Stevenson Peck
                                 ------------------------------
                                 J. Stevenson Peck



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          Decatur H. Miller, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/Decatur H. Miller
                                 ------------------------------
                                 Decatur H. Miller



Date:  April 29, 1994

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.                   Description
-----------                   -----------


(10)                Opinion and Consent of Counsel.

11 (b)              Consent of Drinker Biddle & Reath LLP.

16 (e) Schedule for Computation of Performance Quotations with respect to the Diversified Real Estate Fund.

27                  Financial Data Schedules.